UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22885
(Investment Company Act file number)

Broadview Funds Trust
(Exact name of registrant as specified in charter)

330 East Kilbourn Avenue, Suite 1475
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

(414) 918-3900
(Registrant's telephone number)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 - December 31, 2016

Item 1. Schedule of Investments.

FSCHEDULE of INVESTMENTS

BROADVIEW OPPORTUNITY FUND	December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (90.77%)
CONSUMER DISCRETIONARY (9.16%)
Automobiles & Components (0.26%)
Gentex Corp.	89,700	$1,766,193

Hotels Restaurants & Leisure (1.33%)
Chuy's Holdings, Inc.(a)	273,250	8,866,963

Leisure Products (2.80%)
Brunswick Corp.	195,300	10,651,662
Callaway Golf Co.	245,023	2,685,452
Polaris Industries, Inc.	64,500	5,314,155
		18,651,269
Media (1.22%)
Interpublic Group of Cos., Inc.	84,250	1,972,292
National CineMedia, Inc.	416,931	6,141,394
		8,113,686
Specialty Retail (3.55%)
Dick's Sporting Goods, Inc.	60,600	3,217,860
Hibbett Sports, Inc.(a)	449,350	16,760,755
Urban Outfitters, Inc.(a)	129,223	3,680,271
		23,658,886
CONSUMER STAPLES (1.69%)
Beverages (0.51%)
The Boston Beer Co., Inc. - Class A(a)	20,300	3,447,955

Food Products (1.18%)
Freshpet, Inc.(a)	773,417	7,850,183

ENERGY (5.38%)
Energy Equipment & Services (2.36%)
Superior Energy Services, Inc.	210,849	3,559,131
U.S. Silica Holdings, Inc.	72,986	4,136,846
Whiting Petroleum Corp.(a)	667,481	8,023,122
		15,719,099
Oil, Gas & Consumable Fuels (3.02%)
Gulfport Energy Corp.(a)	92,178	1,994,732
Range Resources Corp.	369,700	12,702,892
WPX Energy, Inc.(a)	372,400	5,425,868
		20,123,492
FINANCIALS (19.29%)
Banks (14.88%)
CoBiz Financial, Inc.	887,567	14,991,007
First Horizon National Corp.	351,900	7,041,519
Guaranty Bancorp	257,267	6,225,861
Hilltop Holdings, Inc.	350,609	10,448,148
IBERIABANK Corp.	62,122	5,202,718
LegacyTexas Financial Group, Inc.	277,581	11,952,638
Renasant Corp.	139,194	5,876,771
Western Alliance Bancorp(a)	337,100	16,420,141
Zions Bancorporation	488,700	21,033,648
		99,192,451
Consumer Finance (0.24%)
PRA Group, Inc.(a)	41,050	1,605,055

Thrifts & Mortgage Finance (4.17%)
MGIC Investment Corp.(a)	2,730,875	27,827,616

HEALTH CARE (10.65%)
Biotechnology (0.97%)
Exact Sciences Corp.(a)	484,774	6,476,581

	Shares	Value
COMMON STOCKS (90.77%) (continued)
HEALTH CARE (10.65%) (continued)
Health Care Equipment & Supplies (2.32%)
K2M Group Holdings, Inc.(a)	196,600	$3,939,864
NxStage Medical, Inc.(a)	440,681	11,550,249
		15,490,113
Health Care Providers & Services (3.96%)
Acadia Healthcare Co., Inc.(a)	87,700	2,902,870
Envision Healthcare Corp.(a)	41,950	2,655,016
HealthSouth Corp.	324,402	13,378,338
Select Medical Holdings Corp.(a)	560,380	7,425,035
		26,361,259
Health Care Technology (1.35%)
Allscripts Healthcare Solutions, Inc.(a)	880,600	8,990,926

Life Sciences Tools & Services (0.93%)
VWR Corp.(a)	247,850	6,203,685

Pharmaceuticals (1.12%)
Catalent, Inc.(a)	276,418	7,452,229

INDUSTRIALS (14.67%)
Aerospace & Defense (1.78%)
B/E Aerospace, Inc.	28,800	1,733,472
Hexcel Corp.	196,679	10,117,168
		11,850,640
Building Products (2.21%)
Masco Corp.	465,900	14,731,758

Commercial Services & Supplies (2.17%)
Mobile Mini, Inc.	478,837	14,484,819

Electrical Equipment (0.38%)
Regal-Beloit Corp.	36,859	2,552,486

Machinery (3.18%)
Astec Industries, Inc.	192,437	12,981,800
Crane Co.	38,100	2,747,772
Flowserve Corp.	12,150	583,808
Rexnord Corp.(a)	248,000	4,858,320
		21,171,700
Professional Services (1.66%)
Kforce, Inc.	317,138	7,325,888
Robert Half International, Inc.	76,343	3,724,011
		11,049,899
Road & Rail (0.35%)
Genesee & Wyoming, Inc. - Class A(a)	33,950	2,356,469

Trading Companies & Distribution (2.94%)
BMC Stock Holdings, Inc.(a)	472,644	9,216,558
HD Supply Holdings, Inc.(a)	244,131	10,378,009
		19,594,567
INFORMATION TECHNOLOGY (21.79%)
Communication Equipment (2.16%)
Ciena Corp.(a)	591,200	14,431,192

Electrical Equipment & Services (1.03%)
Arrow Electronics, Inc.(a)	96,692	6,894,140

Electronic Equipment & Instruments (1.21%)
Zebra Technologies Corp. - Class A(a)	93,900	8,052,864

Internet Software & Services (1.34%)
Pandora Media, Inc.(a)	683,400	8,911,536

	Shares	Value
COMMON STOCKS (90.77%) (continued)
INFORMATION TECHNOLOGY (21.79%) (continued)
IT Services (0.53%)
Acxiom Corp.(a)	131,141	$3,514,579

Semiconductors & Semiconductor Equipment (7.28%)
Intersil Corp. - Class A	875,500	19,523,650
MKS Instruments, Inc.	196,500	11,672,100
Veeco Instruments, Inc.(a)	594,200	17,320,930
		48,516,680
Software (8.24%)
CommVault Systems, Inc.(a)	271,600	13,960,240
CyberArk Software Ltd.(a)	125,445	5,707,748
Fortinet, Inc.(a)	158,795	4,782,905
Imperva, Inc.(a)	127,900	4,911,360
Mobileye NV(a)	90,000	3,430,800
PROS Holdings, Inc.(a)	282,300	6,075,096
PTC, Inc.(a)	236,119	10,925,226
Tableau Software, Inc. - Class A(a)	122,250	5,152,837
		54,946,212
MATERIALS (7.42%)
Chemicals (3.40%)
Celanese Corp. - Series A	24,900	1,960,626
Ferro Corp.(a)	480,803	6,889,907
Kraton Corp.(a)	225,500	6,422,240
Westlake Chemical Corp.	131,600	7,368,284
		22,641,057
Construction Materials (3.03%)
Summit Materials, Inc. - Class A(a)	398,852	9,488,700
Vulcan Materials Co.	85,900	10,750,385
		20,239,085
Containers & Packaging (0.99%)
Sealed Air Corp.	146,000	6,619,640

REAL ESTATE (0.72%)
Real Estate Management & Development (0.72%)
Realogy Holdings Corp.	186,000	4,785,780

TOTAL COMMON STOCKS
(COST $454,131,971)		605,142,744

SHORT-TERM SECURITY (9.33%)
MONEY MARKET FUND (9.33%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 7 Day Yield 0.444%	62,231,347	62,231,347

TOTAL SHORT-TERM SECURITY
(COST $62,231,347)		62,231,347

TOTAL INVESTMENTS (100.10%)
(COST $516,363,318)		667,374,091

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.10%)		(666,472)

NET ASSETS 100.00%		$666,707,619

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments

Broadview Opportunity Fund	Notes to Quarterly Schedule of Investments
December 31, 2016 (unaudited)

1. ORGANIZATION

Broadview Funds Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized on September 9, 2013 as a Delaware statutory trust. The Trust currently offers one series, the Broadview Opportunity Fund (the "Fund"). The Fund is a diversified portfolio with an investment objective to seek capital appreciation.

On November 25, 2013, shareholders of the FMI Focus Fund, a series of FMI Funds, Inc. (the "Predecessor Fund"), approved a tax-free reorganization under which all assets and liabilities of the Predecessor Fund were transferred to the Fund, a series of the Trust, at the close of business on November 29, 2013. The Predecessor Fund commenced operations on December 16, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financials Services- Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Fund's portfolio securities are fair valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the mean between the bid and the ask. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale price, the mean between the bid and the ask. Options purchased or written by the Fund are valued at the mean of the highest bid and lowest ask price of all the exchanges on which the option trades. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of December 31, 2016, there were no securities that were internally fair valued by the investment adviser. Variable rate demand notes are recorded at par value which approximates market value. Money market funds, representing short-term investments, are valued at their net asset value. Other short-term investments with maturities of 60 days or less are valued at fair value. For financial reporting purposes, investment transactions are recorded on the trade date.

Securities Transactions and Related Investment Income — Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the identified cost basis. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and regulations.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund's investments as of the reporting period end. These inputs are categorized in the following hierarchy under GAAP:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —
Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2016, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's investments as of December 31, 2016:

Broadview Opportunity Fund

	Valuation Inputs
Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$605,142,744	$–	$–	$605,142,744
Short-Term Security	62,231,347	–	–	62,231,347
Total	$667,374,091	$–	$–	$667,374,091

*	See Schedule of Investments for industry classification.

It is the Fund's policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2016.

For the period ended December 31, 2016, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at December 31, 2016 are as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Investments
Broadview Opportunity Fund	$517,428,538	$167,541,325	$(17,595,772)	$149,945,553

The difference between book basis and tax basis net unrealized appreciation for the Broadview Opportunity Fund is primarily attributable to tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Broadview Funds Trust

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	February 28, 2017

By:	/s/ Aaron J. Garcia
Aaron J. Garcia, Chief Financial Officer
(Principal Financial Officer)
Date:	February 28, 2017